Stockholders' Equity (Details 5) (Restricted Stock [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares, Outstanding, Beginning Balance	3,208,410	2,026,554
Restricted Shares, Granted	43,167	1,472,475
Restricted Shares, Canceled	0	0
Restricted Shares, Vested	(45,667)	(286,494)
Restricted Shares, Expired/Forfeited	(5,375)	(4,125)
Restricted Shares, Outstanding, Ending Balance	3,200,535	3,208,410
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 4.46	$ 3.59
Weighted Average Grant Date Fair Value, Granted	$ 9.00	$ 5.43
Weighted Average Grant Date Fair Value, Canceled	$ 0	$ 0
Weighted Average Grant Date Fair Value, Vested	$ 6.94	$ 3.33
Weighted Average Grant Date Fair Value, Expired/Forfeited	$ 6.23	$ 4.3
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 4.48	$ 4.46